UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-10273
Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: August 31, 2008
Date of reporting period: August 31, 2008
Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley International Value Equity Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended August 31, 2008

Total Return for the 12 Months Ended August 31, 2008+

					Lipper
					International
					Large-Cap
				MSCI EAFE	Value Funds
Class A	Class B	Class C	Class I++	Index[1]	Average[2]
–12.36%	–12.18%	–12.97%	–12.14%	–14.41%	–15.81%

+ Share classes listed above represent classes with the full 12 month period returns to report. Class R and Class W shares commenced operations on March 31, 2008 and therefore are not listed on the table above.

++ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

The performance of the Fund’s share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the fiscal period ended August 31, 2008 the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

The international markets, as represented by the MSCI EAFE Index, declined 14.41 percent for the 12 months ended August 31, 2008. Within the MSCI EAFE countries, all markets declined, with most of the negative performance occurring in 2008. In particular, for the year-to-date period ended August 31, 2008, the European markets declined strongly, compared to a modestly positive return from August to December 2007. The U.K. also underperformed year-to-date, dragged down by the performance of its banks and weakness in domestic economy related stocks, particularly in consumer staples and commodities. The Asian markets have fared better, with a smaller decline than that of Europe, with the Japanese market falling less over the period aided by the strengthening yen. However, Hong Kong was the worst performing of the developed Asian markets, giving back more in the first eight months of 2008 than it had gained in the August to December 2007 period.

On a sector basis, nine out of the ten sectors in the MSCI EAFE Index declined for the 12-month period. The utilities sector was the only sector to post a positive return over the period, driven by the strong performance of electric and water companies. Energy, health care, materials, consumer staples and telecommunication services declined less than the market (as represented by the MSCI EAFE Index), while the industrials, information technology (IT) and consumer discretionary sectors underperformed the market. The financial sector remained the worst performing sector over the period as conditions worsened in the credit markets.

Performance Analysis

Class A, B, C and I shares of Morgan Stanley International Value Equity Fund outperformed the Morgan Stanley Capital International (MSCI) EAFE Index and the Lipper International Large-Cap Value Funds Average for the 12 months ended August 31, 2008, assuming no deduction of applicable sales charges.

The Fund benefited primarily from the underweight allocation to the financials sector, the worst performing sector over the period, and an overweight to the consumer staples sector. Also adding value was stock selection across a broad group of sectors, particularly consumer staples, energy and telecommunication services. The Fund’s modest overweight to the materials sector was a positive contributor to relative performance; however, it was not enough to offset weak stock selection there. Within the sector, the Fund’s exposure to the cement and aggregates segment, coupled with the underweight to the strong-performing metals and mining segment, have been the chief detractors. Stock selection within the IT and utilities sectors also dampened relative gains.

The economic outlook is complicated by the emergence of two powerful but opposing forces. On the one hand, the balance sheet de-leveraging and repair by financial institutions and households in the developed world are profoundly deflationary. The financial sector, having enjoyed a period of unprecedented credit expansion, now faces the severest test of its solvency since the Great Depression. Total write-offs from subprime mortgage and other structured products are now widely estimated to be well over $400 billion, with more bearish commentators expecting the final damage to be close to $1 trillion once write-offs on securitized commercial real estate, leveraged lending and other consumer finance are included.

On the other hand, short-term inflationary expectations are being driven up by rampant food and energy prices, which are acutely felt in the developing world. We believe higher energy and food prices will ultimately sow the seeds of their own demand destruction (as we are beginning to see in gasoline and jet fuel consumption), prices will decline and the inflationary pressures will most likely give way to the more powerful and challenging deflationary forces unleashed from balance sheet de-leveraging and repair — the dreaded balance sheet recession or debt deflation.

However, while uncertainty remains over which of the countervailing forces is going to prevail, it will be an extremely uncomfortable time for policy makers (who are caught between inflation and deflation) and investors alike. Our strategy and portfolio positioning remain largely unchanged from that articulated at the beginning of 2008: avoid leveraged asset plays, credit exposure and discretionary consumption plays, and seek refuge in stocks that we believe have sustainable earnings, cash flow and dividend growth with strong balance sheets. We therefore retain a strong defensive and high quality bias in the portfolio with a large overweight to consumer staples offsetting a large underweight position in financials.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 08/31/08
Nestle S.A. (Registered Shares)	3.6%
British American Tobacco PLC	3.2
Imperial Tobacco Group PLC	2.9
Reckitt Benckiser Group PLC	2.5
Unilever N.V. (Share Certificates)	2.4
T&D Holdings, Inc.	2.3
Telefonica S.A.	2.1
Electricite de France (EDF)	2.0
Novartis AG (Registered Shares)	2.0
Sumitomo Mitsui Financial Group, Inc.	2.0

TOP FIVE COUNTRIES as of 08/31/08
United Kingdom	27.8%
Japan	23.0
Switzerland	10.3
France	7.5
Germany	5.2

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five countries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a diversified portfolio of common stocks and other equity securities, including depositary receipts and securities convertible into common stock, of companies located outside of the United States. These companies may be of any asset size and may be located in developed or emerging market countries. The Fund invests in at least three different countries located outside of the United States. The Fund’s “Sub-Adviser,” Morgan Stanley Investment Management Limited, may consider an issuer to be from a particular country or geographic region if (i) its principal securities trading market is in that country or geographic region; (ii) alone or on a consolidated basis it derives 50 percent or more of its annual revenue from goods produced, sales made or services performed in that country or geographic region; or (iii) it is organized under the laws of, or has a principal office in that country or geographic region. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country or geographic region. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and

Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of $10,000 Investment

Since Inception

Average Annual Total Returns — Period Ended August 31, 2008

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††	Class R Shares	#	Class W Shares	##
	since 04/26/01		since 04/26/01		since 04/26/01		since 04/26/01		since 03/31/08		since 03/31/08
Symbol	IVQAX		IVQBX		IVQCX		IVQDX		IVQRX		IVQWX
1 Year	(12.36)%[3]		(12.18)%[3]		(12.97)%[3]		(12.14)%[3]		—		—
	(16.96	) [4]	(15.85	) [4]	(13.70	) [4]	—		—		—

5 Years	11.41	[3]	10.81	[3]	10.61	[3]	11.68	[3]	—		—
	10.21	[4]	10.54	[4]	10.61	[4]	—		—		—

Since Inception	7.59	[3]	6.93	[3]	6.79	[3]	7.83	[3]	(8.24)%[3]		(8.15)%[3]
	6.80	[4]	6.93	[4]	6.79	[4]	—		—		—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for periods less than one year are not annualized. Performance for Class A, Class B, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I (formerly Class D) has no sales charge.

#	Class R has no sales charge.

##	Class W has no sales charge.

(1)	The Morgan Stanley Capital International (MSCI) EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the United States & Canada. The term “free float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper International Large-Cap Value Funds Average tracks the performance of all funds in the Lipper International Large-Cap Value Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. The Fund was in the Lipper International Large-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

‡	Ending value assuming a complete redemption on August 31, 2008.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period
03/01/08 – 08/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			03/01/08 –
	03/01/08	08/31/08	08/31/08
Class A
Actual (− 7.82% return)	$1,000.00	$921.80	$6.57
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.90
Class B
Actual (− 7.66% return)	$1,000.00	$923.40	$5.95
Hypothetical (5% annual return before expenses)	$1,000.00	$1018.95	$6.24
Class C
Actual (− 8.13% return)	$1,000.00	$918.70	$10.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.53	$10.68
Class I @@
Actual (− 7.69% return)	$1,000.00	$923.10	$5.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.56	$5.63
Class R @@@
Actual (− 8.24% return)	$1,000.00	$917.60	$6.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1014.17	$6.78
Class W @@@
Actual (− 8.15% return)	$1,000.00	$918.50	$5.85
Hypothetical (5% annual return before expenses)	$1,000.00	$1014.80	$6.15

@	Expenses are equal to the Fund’s annualized expense ratios of 1.36%, 1.23%, 2.11%, 1.11%, 1.61% and 1.46% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period) for Class A, B, C and I shares and multiplied by 153/366 (to reflect the actual days in the period for the actual example) for Class R and W shares. If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.37%, 1.23%, 2.12%, 1.11%, 1.62% and 1.47% for Class A, Class B, Class C, Class I, Class R and Class W shares, respectively. Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six-month period ended August 31, 2008 the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

@@@	Shares were first issued on March 31, 2008. Returns listed represent the period from March 31, 2008 through August 31, 2008.

Investment Advisory Agreement

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser (as defined herein), to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Adviser under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Adviser’s expense. (The Adviser, Sub-Adviser and administrator together are referred to as the “Adviser” and the advisory, sub-advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was acceptable.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it did not include any breakpoints. The Board considered that the total expense ratio was competitive with the Fund’s expense peer group. The Board concluded that the management fee effectively reflects economies of scale at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and “soft dollar” benefits (discussed in the next section). The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the fall-out benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through “soft dollar” arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser’s costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley International Value Equity Fund
Portfolio of Investments -  August 31, 2008

NUMBER OF
SHARES		VALUE
	Common Stocks (c) (96.8%)
	Australia (3.8%)
	Beverages: Alcoholic
1,104,276	Foster’s Group Ltd.	$5,283,810

	Chemicals: Major Diversified
82,592	Orica Ltd.	1,753,699

	Investment Managers
909,611	AMP Ltd.	5,386,486

	Oil & Gas Production
376,306	Santos Ltd.	6,479,482

	Precious Metals
1,137,663	OZ Minerals Ltd.	1,693,049

	Total Australia	20,596,526

	Austria (0.8%)
	Major Telecommunications
204,217	Telekom Austria AG	4,414,253

	Belgium (1.9%)
	Financial Conglomerates
191,989	Fortis	2,666,105

	Food Retail
45,741	Delhaize Group	2,946,704

	Major Banks
48,601	KBC Groep NV	4,641,701

	Total Belgium	10,254,510

	Canada (1.0%)
	Oil & Gas Production
74,272	EnCana Corp. (d)	5,582,641

	Finland (1.2%)
	Telecommunication Equipment
244,801	Nokia Oyj	6,159,113

	France (7.5%)
	Electric Utilities
128,497	Electricite de France (EDF)	10,982,464

	Electrical Products
278,073	Legrand S.A.	7,113,750

	Integrated Oil
144,041	Total S.A.	10,355,463

	Major Banks
15,444	BNP Paribas	1,393,757

	Major Telecommunications
105,701	France Telecom S.A.	3,120,291

	Metal Fabrications
25,968	Vallourec S.A.	7,241,344

	Total France	40,207,069

	Germany (4.7%)
	Auto Parts: O.E.M.
29,347	Continental AG	3,187,115

	Electric Utilities
175,866	E.ON AG	10,275,670
56,543	RWE AG	6,098,795

		16,374,465

	Pharmaceuticals: Other
72,604	Bayer AG	5,752,385

	Total Germany	25,313,965

	Greece (1.0%)
	Casino/Gaming
158,380	Greek Organisation of Football Prognostics S.A.	5,560,401

	Ireland (1.2%)
	Construction Materials
241,281	CRH PLC	6,330,869

	Italy (2.9%)
	Integrated Oil
288,014	Eni S.p.A.	9,377,853

	Major Banks
1,100,803	UniCredit S.p.A.	5,960,235

	Total Italy	15,338,088

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
	Japan (23.0%)
	Advertising/Marketing Services
74,800	Asatsu – DK Inc. (b)	$1,945,215

	Auto Parts: O.E.M.
402,000	NGK Spark Plug Co., Ltd. (b)	4,430,530

	Chemicals: Specialty
149,200	JSR Corp.	2,551,674
722,000	Taiyo Nippon Sanso Corp. (b)	6,433,483

		8,985,157

	Electronic Components
248,700	Hoya Corp.	5,053,222
97,100	Murata Manufacturing Co., Ltd. (b)	4,261,974

		9,315,196

	Electronic Equipment/Instruments
92,600	Canon Inc.	4,143,501
24,800	Keyence Corp.	5,048,480
36,200	Kyocera Corp.	3,030,524
597,000	Mitsubishi Electric Corp.	5,088,752
229,300	Omron Corp.	4,026,271

		21,337,528

	Home Building
488,000	Sekisui House, Ltd.	4,638,880

	Household/Personal Care
102,000	Kao Corp.	2,886,638

	Industrial Specialties
91,500	Nitto Denko Corp.	2,751,259

	Life/Health Insurance
239,000	T&D Holdings, Inc.	12,470,234

	Major Banks
476,000	Chiba Bank, Ltd. (The) (b)	2,603,768
1,720	Sumitomo Mitsui Financial Group, Inc. (b)	10,464,946

		13,068,714

	Motor Vehicles
67,200	Toyota Motor Corp.	3,012,159

	Oil & Gas Production
288	INPEX Holdings Inc.	3,115,683

	Pharmaceuticals: Other
122,900	Astellas Pharma Inc.	5,535,191

	Real Estate Development
190,000	Mitsubishi Estate Co., Ltd.	4,212,553

	Recreational Products
168,300	Sega Sammy Holdings Inc. (b)	1,598,588

	Regional Banks
694,000	Fukuoka Financial Group, Inc.	2,428,535

	Semiconductors
81,300	Rohm Co., Ltd.	4,660,567

	Specialty Insurance
243,500	Mitsui Sumitomo Insurance Group Holdings, Inc. (a)	7,999,513

	Textiles
1,121,000	Teijin Ltd. (b)	3,601,613

	Wireless Telecommunications
3,683	NTT DoCoMo, Inc.	5,800,990

	Total Japan	123,794,743

	Luxembourg (0.7%)
	Steel
49,222	ArcelorMittal (b)	3,876,690

	Netherlands (5.8%)
	Financial Conglomerates
96,158	ING Groep N.V. (Dutch Certificates)	3,011,994

	Food: Major Diversified
475,873	Unilever N.V. (Share Certificates)	13,144,884

	Food: Specialty/Candy
122,863	CSM (b)	3,288,877

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
	Industrial Specialties
89,464	Akzo Nobel N.V.	$5,458,556

	Integrated Oil
183,205	Royal Dutch Shell PLC (A Shares)	6,403,467

	Total Netherlands	31,307,778

	Spain (2.1%)
	Major Telecommunications
452,217	Telefonica S.A.	11,187,710

	Switzerland (10.3%)
	Construction Materials
137,374	Holcim Ltd. (Registered Shares) (a)	9,854,260

	Financial Conglomerates
101,924	UBS AG (Registered Shares)	2,212,452

	Food: Major Diversified
433,785	Nestle S.A. (Registered Shares)	19,115,910

	Household/Personal Care
3,948	Givaudan S.A. (Registered Shares)	3,284,430

	Pharmaceuticals: Major
189,163	Novartis AG (Registered Shares)	10,556,928
61,393	Roche Holding AG	10,349,147

		20,906,075

	Total Switzerland	55,373,127

	United Kingdom (27.8%)
	Casino/Gaming
863,652	Ladbrokes PLC	3,552,417

	Electric Utilities
208,017	Drax Group PLC	2,829,715
265,115	National Grid PLC	3,446,649
161,318	Scottish & Southern Energy PLC	4,248,081

		10,524,445

	Food: Specialty/Candy
691,867	Cadbury PLC	7,947,942

	Hotels/Resorts/Cruiselines
551,944	InterContinental Hotels Group PLC	7,456,466

	Household/Personal Care
268,830	Reckitt Benckiser Group PLC	13,597,936

	Industrial Conglomerates
483,874	Smiths Group PLC	10,067,738

	Integrated Oil
1,062,365	BP PLC	10,215,604

	Major Banks
219,055	HBOS PLC	1,261,586
1,800,218	Royal Bank of Scotland Group PLC	7,709,355

		8,970,941

	Other Metals/Minerals
288,705	BHP Billiton PLC	9,040,694

	Personnel Services
4,335,250	Hays PLC	7,528,149

	Precious Metals
32,396	Lonmin PLC	2,050,046

	Publishing: Books/Magazines
730,248	Reed Elsevier PLC	8,338,616

	Real Estate Investment Trusts
236,934	British Land Company PLC	3,307,439

	Tobacco
509,584	British American Tobacco PLC	17,255,480
474,322	Imperial Tobacco Group PLC	15,644,890

		32,900,370

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments -  August 31, 2008 continued

NUMBER OF
SHARES		VALUE
	Wholesale Distributors
508,602	Wolseley PLC	$4,109,820

	Wireless Telecommunications
3,914,565	Vodafone Group PLC	10,026,777

	Total United Kingdom	149,635,400

	United States (1.1%)
	Beverages: Non-Alcoholic
227,931	Dr Pepper Snapple Group, Inc. (d)	5,632,184

	Total Common Stocks (Cost $541,217,789)	520,565,067

	Preferred Stocks (c) (0.5%)
	Germany (0.5%)
	Motor Vehicles
19,965	Porsche Automobil Holding SE (Cost $3,682,222)	2,813,975

PRINCIPAL
AMOUNT IN
THOUSANDS

	Short-Term Investments (8.1%)
	Securities Held as Collateral on Loaned Securities (6.0%)
	Repurchase Agreements (1.4%)
$1,956	ABN Amro Bank N.V. (2.375%, dated 08/29/08, due 09/02/08; proceeds $1,956,840; fully collateralized by Common Stocks at the date of this Portfolio of Investments as follow: DISH Network Corp. – Class A; Pfizer Inc.; valued at $2,005,376)	1,956,324
2,286	Bank of America Securities LLC (1.95% – 2.375%, dated 08/29/08, due 09/02/08; proceeds $2,286,962; fully collateralized by U.S. Government Agencies, Common Stocks and Preferred Stock at the date of this Portfolio of Investments as follow: FHLMC 5.125% due 07/15/12; FHLMC 5.00% due 05/01/38; Viacom Inc. – Class B; Puget Energy, Inc.; National Fuel Gas Co.; Equitable Resources, Inc.; DreamWorks Animation SKG, Inc.; Copano Energy LLC; Millicom International Cellular S.A.; Legg Mason Inc.; valued at $2,363,567)	2,286,395
1,565	Lehman Brothers Inc. (2.325%, dated 08/29/08, due 09/02/08; proceeds $1,565,464; fully collateralized by Municipal Bond at the date of this Portfolio of Investments as follow: Lehman Muni Trust Receipts Various States 1.95% due 11/15/23; valued at $1,588,707)	1,565,059

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments -  August 31, 2008 continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
$1,610	Merrill Lynch Co., Inc. (2.12%, dated 08/29/08, due 09/02/08; proceeds $1,610,825; fully collateralized by U.S. Government Agency at the date of this Portfolio of Investments as follow: FNMA 5.945% due 06/07/27; valued at $1,622,249)	$1,610,446

	Total Repurchase Agreements (Cost $7,418,224)	7,418,224

NUMBER OF
SHARES (000)

	Investment Company (e) (4.6%)
24,494	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $24,494,430)	24,494,430

	Total Securities Held as Collateral on Loaned Securities (Cost $31,912,654)	31,912,654

	Investment Company (e) (2.1%)
11,094	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $11,094,399)	11,094,399

	Total Short – Term Investments (Cost $43,007,053)	43,007,053

Total Investments (Cost $587,907,064) (f)	105.4%	$566,386,095
Liabilities in Excess of Other Assets	(5.4)	(28,782,194)

Net Assets	100.0%	$537,603,901

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at August 31, 2008.
(c)	Securities with a total market value of $512,164,217 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(d)	Security noted was not fair valued in accordance with (c) above.
(e)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(f)	The aggregate cost for federal income tax purposes is $589,988,904. The aggregate gross unrealized appreciation is $45,977,144 and the aggregate gross unrealized depreciation is $69,579,953 resulting in net unrealized depreciation of $23,602,809.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Portfolio of Investments -  August 31, 2008 continued

Forward Foreign Currency Contracts Open at August 31, 2008:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
AUD	272,400		$235,081	9/02/2008	$1,171
GBP	6,250,000	AUD	12,942,538	9/30/2008	(296,041)
GBP	6,250,000	EUR	7,856,941	9/30/2008	141,097
GBP	3,100,000	SGD	8,293,790	9/30/2008	222,562

		Net Unrealized Appreciation			$68,789

Currency Abbreviations:

AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
SGD	Singapore Dollar.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Summary of Investments by Industry Classification -  August 31, 2008

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Short-Term Investments	$43,007,053	7.6%
Electric Utilities	37,881,374	6.7
Integrated Oil	36,352,387	6.4
Major Banks	34,035,348	6.0
Tobacco	32,900,370	5.8
Food: Major Diversified	32,260,794	5.7
Electronic Equipment/Instruments	21,337,528	3.8
Pharmaceuticals: Major	20,906,075	3.7
Household/Personal Care	19,769,004	3.5
Major Telecommunications	18,722,254	3.3
Construction Materials	16,185,129	2.9
Wireless Telecommunications	15,827,767	2.8
Oil & Gas Production	15,177,806	2.7
Life/Health Insurance	12,470,234	2.2
Pharmaceuticals: Other	11,287,576	2.0
Food: Specialty/Candy	11,236,819	2.0
Industrial Conglomerates	10,067,738	1.8
Electronic Components	9,315,196	1.6
Casino/Gaming	9,112,818	1.6
Other Metals/Minerals	9,040,694	1.6
Chemicals: Specialty	8,985,157	1.6
Publishing: Books/Magazines	8,338,616	1.5
Industrial Specialties	8,209,815	1.4
Specialty Insurance	7,999,513	1.4
Financial Conglomerates	7,890,551	1.4
Auto Parts: O.E.M	7,617,645	1.4%
Personnel Services	7,528,149	1.3
Hotels/Resorts/Cruiselines	7,456,466	1.3
Metal Fabrications	7,241,344	1.3
Electrical Products	7,113,750	1.3
Telecommunication Equipment	6,159,113	1.1
Motor Vehicles	5,826,134	1.0
Beverages: Non-Alcoholic	5,632,184	1.0
Investment Managers	5,386,486	1.0
Beverages: Alcoholic	5,283,810	0.9
Semiconductors	4,660,567	0.8
Home Building	4,638,880	0.8
Real Estate Development	4,212,553	0.7
Wholesale Distributors	4,109,820	0.7
Steel	3,876,690	0.7
Precious Metals	3,743,095	0.7
Textiles	3,601,613	0.6
Real Estate Investment Trusts	3,307,439	0.6
Food Retail	2,946,704	0.5
Regional Banks	2,428,535	0.4
Advertising/Marketing Services	1,945,215	0.3
Chemicals: Major Diversified	1,753,699	0.3
Recreational Products	1,598,588	0.3

	$566,386,095	100.0%

Does not include open forward foreign currency contracts with a net unrealized appreciation of $68,789.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Statements

Statement of Assets and Liabilities
August 31, 2008

Assets:
Investments in securities, at value (cost $552,318,235) (including $31,180,658 for securities loaned)	$530,797,266
Investment in affiliate, at value (cost $35,588,829)	35,588,829
Unrealized appreciation on open forward foreign currency contracts	364,830
Cash (including $2,297,165 in foreign currency at value, with a cost of $2,319,854)	2,317,219
Receivable for:
Dividends	1,022,279
Investments sold	985,885
Foreign withholding taxes reclaimed	464,101
Shares of beneficial interest sold	57,554
Dividends from affiliate	36,492
Prepaid expenses and other assets	101,799
Receivable from Distributor	20,596

Total Assets	571,756,850

Liabilities:
Collateral on securities loaned, at value	31,912,654
Unrealized depreciation on open forward foreign currency contracts	296,041
Payable for:
Investments purchased	658,775
Shares of beneficial interest redeemed	641,011
Investment advisory fee	368,076
Transfer agent fee	78,366
Administration fee	37,109
Accrued expenses and other payables	160,917

Total Liabilities	34,152,949

Net Assets	$537,603,901

Composition of Net Assets:
Paid-in-capital	$513,182,850
Net unrealized depreciation	(21,545,198)
Accumulated undistributed net investment income	11,330,047
Accumulated undistributed net realized gain	34,636,202

Net Assets	$537,603,901

Class A Shares:
Net Assets	$89,769,892
Shares Outstanding (unlimited authorized, $.01 par value)	8,751,246
Net Asset Value Per Share	$10.26

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$10.83

Class B Shares:
Net Assets	$122,494,455
Shares Outstanding (unlimited authorized, $.01 par value)	11,965,507
Net Asset Value Per Share	$10.24

Class C Shares:
Net Assets	$41,974,518
Shares Outstanding (unlimited authorized, $.01 par value)	4,173,944
Net Asset Value Per Share	$10.06

Class I Shares @@:
Net Assets	$283,181,422
Shares Outstanding (unlimited authorized, $.01 par value)	27,436,914
Net Asset Value Per Share	$10.32

Class R Shares @@@:
Net Assets	$91,778
Shares Outstanding (unlimited authorized, $.01 par value)	8,953
Net Asset Value Per Share	$10.25

Class W Shares @@@:
Net Assets	$91,836
Shares Outstanding (unlimited authorized, $.01 par value)	8,953
Net Asset Value Per Share	$10.26

 @@  Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
@@@ Shares were first issued on March 31, 2008.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Statements continued

Statement of Operations
For the year ended August 31, 2008

Net Investment Income:
Income
Dividends (net of $1,506,808 foreign withholding tax)	$20,341,608
Dividends from affiliate	602,917
Income from securities loaned – net	555,474
Interest	12,865

Total Income	21,512,864

Expenses
Investment advisory fee	5,583,027
Transfer agent fees and expenses	977,703
Administration fee	558,303
Distribution fee (Class A shares)	287,464
Distribution fee (Class B shares)	223,621
Distribution fee (Class C shares)	547,323
Distribution fee (Class R shares)	209
Distribution fee (Class W shares)	146
Custodian fees	214,338
Shareholder reports and notices	149,240
Professional fees	92,713
Registration fees	79,242
Trustees’ fees and expenses	11,706
Other	70,937

Total Expenses	8,795,972
Less: expense offset	(2,917)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(19,162)

Net Expenses	8,773,893

Net Investment Income	12,738,971

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	69,939,389
Foreign exchange transactions	(688,426)

Net Realized Gain	69,250,963

Change in Unrealized Appreciation/Depreciation on:
Investments	(162,262,178)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(54,461)

Net Change in Unrealized Appreciation/Depreciation	(162,316,639)

Net Loss	(93,065,676)

Net Decrease	$(80,326,705)

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	AUGUST 31, 2008	AUGUST 31, 2007

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$12,738,971	$12,251,098
Net realized gain	69,250,963	110,399,569
Net Change in Unrealized Appreciation/Depreciation	(162,316,639)	1,971,200

Net Increase (Decrease)	(80,326,705)	124,621,867

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(1,290,793)	(1,761,480)
Class B shares	(622,625)	(1,339,266)
Class C shares	(151,372)	(527,995)
Class I shares@@	(4,982,919)	(7,472,390)
Net realized gain
Class A shares	(20,309,133)	(14,866,046)
Class B shares	(28,209,767)	(26,383,716)
Class C shares	(10,128,947)	(8,583,533)
Class I shares@@	(63,790,183)	(55,111,330)

Total Dividends and Distributions	(129,485,739)	(116,045,756)

Net decrease from transactions in shares of beneficial interest	(65,458,165)	(27,005,032)

Net Decrease	(275,270,609)	(18,428,921)
Net Assets:
Beginning of period	812,874,510	831,303,431

End of Period (Including accumulated undistributed net investment income of $11,330,047 and $6,327,211, respectively)	$537,603,901	$812,874,510

@@ Formerly Class D shares. Renamed Class I shares effective March 31, 2008.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Notes to Financial Statements -  August 31, 2008

1. Organization and Accounting Policies
Morgan Stanley International Value Equity Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 11, 2001 and commenced operations on April 26, 2001.

The Fund offers Class A, Class B, Class C, Class I, Class R and Class W shares. On March 31, 2008, the Fund commenced offering Class R and Class W shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class B and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I, Class R and Class W shares are not subject to a sales charge. Additionally, Class A, Class B, Class C, Class R and Class W shares incur distribution expenses. Effective March 31, 2008, Class D shares were renamed Class I shares.

The Fund will assess a 2% redemption fee, on Class A, Class B, Class C, Class I, Class R and Class W shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean

Morgan Stanley International Value Equity Fund
Notes to Financial Statements -  August 31, 2008 continued

between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss

Morgan Stanley International Value Equity Fund
Notes to Financial Statements -  August 31, 2008 continued

are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on February 28, 2008. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended August 31, 2008, remains subject to examination by taxing authorities.

F. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at August 31, 2008 are $31,180,658 and $32,844,154, respectively. The Fund received cash collateral of $31,912,654 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. The

Morgan Stanley International Value Equity Fund
Notes to Financial Statements -  August 31, 2008 continued

remaining collateral of $931,500 received in the form of U.S. and foreign Government Agencies and Obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub Advisory Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under the Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund’s assets including the placing of orders for the purchase and sales of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $2,876,803 for the year ended August 31, 2008.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; (iii) Class C – up to 1.0% of the average daily net assets of

Morgan Stanley International Value Equity Fund
Notes to Financial Statements -  August 31, 2008 continued

Class C shares; (iv) Class R – up to 0.50% of the average net assets of Class R shares; and (v) Class W – up to 0.35% of the average daily net assets of Class W shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of August 31, 2008.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

At August 31, 2008, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor, an affiliate, which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of August 31, 2008. For the year ended August 31, 2008, the distribution fee was accrued for Class B shares at an annual rate of 0.14%.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 1.00%, 0.50% or 0.35% of the average daily net assets of Class A, Class C, Class R and Class W shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended August 31, 2008, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.25%, 0.97%, 0.50% and 0.35%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $77, $178,079 and $2,522, respectively and received $80,424 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements -  August 31, 2008 continued

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the year ended August 31, 2008, advisory fees paid were reduced by $19,162 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $602,917 for year ended August 31, 2008. During the year ended August 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $195,269,840 and $203,722,321, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2008, aggregated $241,347,458 and $415,691,248, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements -  August 31, 2008 continued

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

At August 31, 2008, investments in securities of issuers in the United Kingdom and Japan were 27.8% and 23.0%, respectively, of the Fund’s net assets. These investments, as well as other non-U.S. securities, may be affected by economic or political developments in these countries.

At August 31, 2008, the Fund’s cash balance consisted principally of interest bearing deposits with State Street, the Fund’s custodian.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements -  August 31, 2008 continued

7. Shares of Beneficial Interest†
Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR		FOR THE YEAR
	ENDED		ENDED
	AUGUST 31, 2008		AUGUST 31, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,519,140	$21,356,643	1,018,491	$14,231,870
Conversion from Class B	1,152	15,333	1,245,102	17,395,490
Reinvestment of dividends and distributions	1,624,311	19,264,329	1,127,651	14,817,340
Redeemed	(3,304,664)	(40,975,046)	(2,528,487)	(35,210,025)

Net increase (decrease) – Class A	(160,061)	(338,741)	862,757	11,234,675

CLASS B SHARES
Sold	330,312	4,217,081	797,060	11,097,612
Conversion to Class A	(1,161)	(15,333)	(1,256,980)	(17,395,490)
Reinvestment of dividends and distributions	2,160,292	25,534,657	1,873,460	24,467,389
Redeemed	(3,713,327)	(44,166,523)	(3,332,163)	(46,228,777)

Net decrease – Class B	(1,223,884)	(14,430,118)	(1,918,623)	(28,059,266)

CLASS C SHARES
Sold	150,681	1,811,891	420,994	5,789,648
Reinvestment of dividends and distributions	814,036	9,507,938	630,055	8,171,809
Redeemed	(1,595,746)	(18,753,937)	(1,005,113)	(13,804,764)

Net increase (decrease) – Class C	(631,029)	(7,434,108)	45,936	156,693

CLASS I SHARES @@
Sold	2,193,598	26,541,939	3,286,240	46,037,950
Reinvestment of dividends and distributions	4,992,190	59,456,990	4,085,174	53,883,445
Redeemed	(10,598,002)	(129,454,127)	(7,865,614)	(110,258,529)

Net decrease – Class I	(3,412,214)	(43,455,198)	(494,200)	(10,337,134)

CLASS R SHARES @@@
Sold	8,953	100,000	—	—

Net increase – Class R	8,953	100,000	—	—

CLASS W SHARES @@@
Sold	8,953	100,000	—	—

Net increase – Class W	8,953	100,000	—	—

Net decrease in Fund	(5,409,282)	$(65,458,165)	(1,504,130)	$(27,005,032)

†	The Fund will suspend offering its shares to new investors when the Fund’s assets reach $1 billion. Following the general suspension of the offering of the Fund’s shares to new investors, the Fund will continue to offer its shares to existing shareholders and may recommence offering its shares to other new investors in the future.
@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
@@@	Shares were first issued on March 31, 2008.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements -  August 31, 2008 continued

8. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR	FOR THE YEAR
	ENDED	ENDED
	AUGUST 31, 2008	AUGUST 31, 2007
Ordinary income	$17,857,753	$16,125,759
Long-term capital gains	123,627,986	99,919,997

Total distributions	$141,485,739	$116,045,756

As of August 31, 2008, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$12,122,269
Undistributed long-term gains	36,658,420

Net accumulated earnings	48,780,689
Foreign tax credit pass-through	1,272,816
Post-October losses	(418,158)
Temporary differences	(1,295,347)
Net unrealized depreciation	(23,918,949)

Total accumulated earnings	$24,421,051

As of August 31, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales, foreign tax credit pass-through and mark-to-market of open forward foreign currency exchange contracts.

Morgan Stanley International Value Equity Fund
Notes to Financial Statements -  August 31, 2008 continued

Permanent differences, due to foreign currency losses and equalization debits, resulted in the following reclassifications among the Fund’s components of net assets at August 31, 2008:

ACCUMULATED	ACCUMULATED
UNDISTRIBUTED	UNDISTRIBUTED
NET INVESTMENT	NET REALIZED
INCOME	GAIN	PAID-IN-CAPITAL
$(688,426)	$(11,311,574)	$12,000,000

9. Accounting Pronouncements
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.

10. Subsequent Event
Subsequent to August 31, 2008, conditions in the worldwide debt and equity markets have deteriorated significantly. These conditions have had a negative effect on the market value of the Fund’s investments since August 31, 2008.

Morgan Stanley International Value Equity Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED AUGUST 31,
	2008	2007	2006	2005	2004
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$14.09	$14.06	$13.13	$11.73	$ 9.80

Income (loss) from investment operations:
Net investment income(1)	0.21	0.21	0.26	0.19	0.12
Net realized and unrealized gain (loss)	(1.63)	1.88	1.73	2.11	1.95

Total income (loss) from investment operations	(1.42)	2.09	1.99	2.30	2.07

Less dividends and distributions from:
Net investment income	(0.14)	(0.22)	(0.18)	(0.10)	(0.14)
Net realized gain	(2.27)	(1.84)	(0.88)	(0.80)	—

Total dividends and distributions	(2.41)	(2.06)	(1.06)	(0.90)	(0.14)

Net asset value, end of period	$10.26	$14.09	$14.06	$13.13	$11.73

Total Return(2)	(12.36)%	15.93%	16.15%	19.95%	21.22%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.36%(4)	1.36%(4)	1.37%	1.39%	1.52%
Net investment income	1.72%(4)	1.51%(4)	1.89%	1.24%	0.94%
Supplemental Data:
Net assets, end of period, in thousands	$89,770	$125,527	$113,122	$96,963	$25,728
Portfolio turnover rate	36%	29%	36%	34%	43%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2008	2007	2006	2005	2004
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.95	$13.89	$12.96	$11.62	$ 9.71

Income (loss) from investment operations:
Net investment income(1)	0.22	0.14	0.14	0.05	0.02
Net realized and unrealized gain (loss)	(1.61)	1.85	1.72	2.13	1.94

Total income (loss) from investment operations	(1.39)	1.99	1.86	2.18	1.96

Less dividends and distributions from:
Net investment income	(0.05)	(0.09)	(0.05)	(0.04)	(0.05)
Net realized gain	(2.27)	(1.84)	(0.88)	(0.80)	—

Total dividends and distributions	(2.32)	(1.93)	(0.93)	(0.84)	(0.05)

Net asset value, end of period	$10.24	$13.95	$13.89	$12.96	$11.62

Total Return(2)	(12.18)%	15.32%	15.22%	19.09%	20.22%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.25%(4)	1.89%(4)	2.13%	2.15%	2.28%
Net investment income	1.83%(4)	0.98%(4)	1.13%	0.48%	0.18%
Supplemental Data:
Net assets, end of period, in thousands	$122,494	$184,035	$209,878	$238,781	$210,485
Portfolio turnover rate	36%	29%	36%	34%	43%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2008	2007	2006	2005	2004
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.84	$13.83	$12.92	$11.59	$ 9.69

Income (loss) from investment operations:
Net investment income(1)	0.12	0.11	0.15	0.06	0.02
Net realized and unrealized gain (loss)	(1.60)	1.85	1.71	2.12	1.95

Total income (loss) from investment operations	(1.48)	1.96	1.86	2.18	1.97

Less dividends and distributions from:
Net investment income	(0.03)	(0.11)	(0.07)	(0.05)	(0.07)
Net realized gain	(2.27)	(1.84)	(0.88)	(0.80)	—

Total dividends and distributions	(2.30)	(1.95)	(0.95)	(0.85)	(0.07)

Net asset value, end of period	$10.06	$13.84	$13.83	$12.92	$11.59

Total Return(2)	(12.97)%	15.17%	15.30%	19.11%	20.31%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.08%(4)	2.06%(4)	2.04%	2.15%	2.28%
Net investment income	1.00%(4)	0.81%(4)	1.22%	0.48%	0.18%
Supplemental Data:
Net assets, end of period, in thousands	$41,975	$66,486	$65,822	$73,598	$49,971
Portfolio turnover rate	36%	29%	36%	34%	43%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

	FOR THE YEAR ENDED AUGUST 31,
	2008	2007	2006	2005	2004
Class I Shares@@
Selected Per Share Data:
Net asset value, beginning of period	$14.16	$14.12	$13.17	$11.75	$ 9.81

Income (loss) from investment operations:
Net investment income(1)	0.24	0.25	0.29	0.19	0.14
Net realized and unrealized gain (loss)	(1.63)	1.88	1.74	2.14	1.97

Total income (loss) from investment operations.	(1.39)	2.13	2.03	2.33	2.11

Less dividends and distributions from:
Net investment income	(0.18)	(0.25)	(0.20)	(0.11)	(0.17)
Net realized gain	(2.27)	(1.84)	(0.88)	(0.80)	—

Total dividends and distributions	(2.45)	(2.09)	(1.08)	(0.91)	(0.17)

Net asset value, end of period	$10.32	$14.16	$14.12	$13.17	$11.75

Total Return(2)	(12.14)%	16.20%	16.42%	20.21%	21.59%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.11%(4)	1.12%(4)	1.13%	1.15%	1.28%
Net investment income	1.97%(4)	1.75%(4)	2.13%	1.48%	1.18%
Supplemental Data:
Net assets, end of period, in thousands	$283,181	$436,827	$442,481	$463,132	$341,442
Portfolio turnover rate	36%	29%	36%	34%	43%

@@	Formerly Class D shares. Renamed Class I shares effective March 31, 2008.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

	FOR THE PERIOD
	MARCH 31, 2008@@@
	THROUGH
	AUGUST 31, 2008

Class R Shares
Selected Per Share Data:

Net asset value, beginning of period	$11.17

Income (loss) from investment operations:
Net investment income(1)	0.10
Net realized and unrealized loss	(1.02)

Total loss from investment operations	(0.92)

Net asset value, end of period	$10.25

Total Return(2)	(8.24)		%(6)

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.61%(4	)(5)
Net investment income	2.18%(4	)(5)

Supplemental Data:
Net assets, end of period, in thousands	$92
Portfolio turnover rate	36%

@@@	The date shares were first issued.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Annualized.
(6)	Not annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Financial Highlights continued

	FOR THE PERIOD
	MARCH 31, 2008@@@
	THROUGH
	AUGUST 31, 2008

Class W Shares
Selected Per Share Data:

Net asset value, beginning of period	$11.17

Income (loss) from investment operations:
Net investment income(1)	0.11
Net realized and unrealized loss	(1.02)

Total loss from investment operations.	(0.91)

Net asset value, end of period	$10.26

Total Return(2)	(8.15)		%(6)

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.46%(4	)(5)
Net investment income	2.33%(4	)(5)

Supplemental Data:
Net assets, end of period, in thousands	$92
Portfolio turnover rate	36%

@@@	The date shares were first issued.
(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Annualized.
(6)	Not annualized.

See Notes to Financial Statements

Morgan Stanley International Value Equity Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley International Value Equity Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Value Equity Fund (the “Fund”), including the portfolio of investments, as of August 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Value Equity Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
October 28, 2008

Morgan Stanley International Value Equity Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of

Morgan Stanley International Value Equity Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley International Value Equity Fund
Trustee and Officer Information (unaudited)

Independent Trustees:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Frank L. Bowman (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator–Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	180	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (67) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	182	Director of various business organizations.

Morgan Stanley International Value Equity Fund
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	180	Director of various non-profit organizations.

Dr. Manuel H. Johnson (59) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	182	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	183	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley International Value Equity Fund
Trustee and Officer Information (unaudited) continued

				Number of
				Portfolios
				in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Independent	Other Directorships
Independent Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Independent Trustee

Michael F. Klein (49) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	180	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	182	None.

W. Allen Reed (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	180	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	183	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley International Value Equity Fund
Trustee and Officer Information (unaudited) continued

Interested Trustee:

Number of
Portfolios
in Fund
		Term of		Complex
		Office and		Overseen
	Position(s)	Length of		by
Name, Age and Address of	Held with	Time	Principal Occupation(s)	Interested	Other Directorships
Interested Trustee	Registrant	Served*	During Past 5 Years	Trustee**	Held by Interested Trustee

James F. Higgins (60) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	181	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) (the “Retail Funds”) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the “Institutional Funds”).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley International Value Equity Fund
Trustee and Officer Information (unaudited) continued

Executive Officers:

Term of
	Position(s)	Office and
Name, Age and Address of	Held with	Length of
Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years

Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Chief Operating Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Dennis F. Shea (55) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer–Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel–Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (44) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007); and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (41) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley International Value Equity Fund
Trustee and Officer Information (unaudited) continued

Term of
	Position(s)	Office and
Name, Age and Address of	Held with	Length of
Executive Officer	Registrant	Time Served*	Principal Occupation(s) During Past 5 Years

Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

2008 Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended August 31, 2008. The Fund designated and paid $111,627,986 as a long-term capital gain distribution. In addition, Fund shareholders redeemed $233,350,000 of shares during the fiscal year. Of these proceeds, approximately $20,000,000 represents long-term capital gain from the Fund.

For Federal income tax purposes, the following information is furnished with respect to the Fund’s earnings for its taxable year ended August 31, 2008. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of $12,877,576 as taxable at this lower rate. For non-U.S. residents, the Fund may designate up to a maximum of $10,810,044 as qualifying as short-term capital gain dividends.

During the taxable year ended August 31, 2008, the Fund passed through foreign tax credits of $1,369,286, which were derived from $9,897,712 of net income from sources within foreign countries. The Fund also intends to pass through additional foreign tax credits of $1,272,816, and has derived net income from sources within foreign countries amounting to $13,101,546.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, England E14 4AD

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2008 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
International Value
Equity Fund

IVQANN
IU08-05280P-Y08/08

Item 2. Code of Ethics.
(a) The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.
(b) No information need be disclosed pursuant to this paragraph.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)	Not applicable.

(3)	Not applicable.
Item 3. Audit Committee Financial Expert.
The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.
(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

	Registrant		Covered Entities(1)
2008
Audit Fees	$43,600			N/A

Non-Audit Fees
Audit-Related Fees	$325	(2)		$4,555,000	(2)
Tax Fees	$6,063	(3)		$747,000	(4)
All Other Fees	$—		$
Total Non-Audit Fees	$6,388			$5,302,000

Total	$49,998			$5,302,000

	Registrant			Covered Entities(1)
2007
Audit Fees		$40,400		N/A

Non-Audit Fees
Audit-Related Fees		$—	(2)	$5,041,000	(2)
Tax Fees		$5,955	(3)	$761,000	(4)
All Other Fees	$				$(5)
Total Non-Audit Fees		$5,955		$5,802,000

Total		$46,355		$5,802,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)	All other fees represent project management for future business applications and improving business and operational processes.

3

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:
APPENDIX A
AUDIT COMMITTEE
AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY AND PROCEDURES
OF THE
MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS
AS ADOPTED AND AMENDED JULY 23, 2004,1
1. Statement of Principles
The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.
The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.
The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

[1]	This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.
The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.
2. Delegation
As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.
3. Audit Services
The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.
In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
4. Audit-related Services
Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.
The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
5. Tax Services
The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.
Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
6. All Other Services
The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.
The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).
7. Pre-Approval Fee Levels or Budgeted Amounts
Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.
8. Procedures
All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

6

rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.
The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.
9. Additional Requirements
The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.
10. Covered Entities
Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
Morgan Stanley Retail Funds
Morgan Stanley Investment Advisors Inc.
Morgan Stanley & Co. Incorporated
Morgan Stanley DW Inc.
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Van Kampen Asset Management
Morgan Stanley Services Company, Inc.
Morgan Stanley Distributors Inc.
Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds
Morgan Stanley Investment Management Inc.
Morgan Stanley Investment Advisors Inc.
Morgan Stanley Investment Management Limited
Morgan Stanley Investment Management Private Limited
Morgan Stanley Asset & Investment Trust Management Co., Limited
Morgan Stanley Investment Management Company
Morgan Stanley & Co. Incorporated
Morgan Stanley Distribution, Inc.
Morgan Stanley AIP GP LP
Morgan Stanley Alternative Investment Partners LP
(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).
(f) Not applicable.
(g) See table above.
(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.
Item 5. Audit Committee of Listed Registrants.
(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.
(b) Not applicable.
Item 6. Schedule of Investments
(a) Refer to Item 1.
(b) Not applicable.

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Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Applicable only to reports filed by closed-end funds.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable only to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.
Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley International Value Equity Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 23, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
October 23, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 23, 2008

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